Net interest income (Details) - SEK (kr) kr in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Interest income was related to:
Total interest income	kr 1,374	kr 1,257	kr 1,004	kr 3,687	kr 2,877	kr 3,896
Interest expenses
Interest expenses	(971)	(848)	(530)	(2,423)	(1,454)	(2,020)
Resolution fee	(67)	(63)	(48)	(200)	(145)	(193)
Total interest expenses	(1,038)	(911)	(578)	(2,623)	(1,599)	(2,213)
Net interest income	336	346	426	1,064	1,278	1,683
Administrative remuneration for concessionary loans				1	2
Interest income using effective interest method				3,147	2,426
Loans to credit institutions
Interest income was related to:
Total interest income	418	344	207	1,003	567	789
Loans to the public
Interest income was related to:
Total interest income	668	624	565	1,864	1,690	2,265
Loans in the form of interest-bearing securities
Interest income was related to:
Total interest income	171	170	158	500	483	629
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income was related to:
Total interest income	124	123	131	371	332	458
Derivatives
Interest income was related to:
Total interest income	(49)	(43)	(87)	(166)	(291)	(372)
Administrative remuneration CIRR-system
Interest income was related to:
Total interest income	42	39	31	113	95	125
Other assets
Interest income was related to:
Total interest income	kr 0	kr 0	kr (1)	kr 2	kr 1	kr 2